Consolidated Statements of Cash Flows - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the year	£ (131,523,000)	£ (74,093,000)	£ (103,931,000)
Adjustments for:
Depreciation of property, plant and equipment	5,511,000	6,446,000	6,549,000
Depreciation of right of use assets	1,501,000	2,530,000	2,454,000
Remeasurement of leases	(15,000)	(227,000)	0
Amortization of intangible assets	0	0	210,000
Write-off of intangible assets	0	0	306,000
Loss on disposal of property, plant and equipment	180,000	1,064,000	3,000
Profit on derecognition of leases	0	(3,700,000)	0
Net finance costs	5,766,000	1,167,000	7,869,000
Unrealized foreign exchange differences	586,000	(787,000)	(620,000)
Equity settled share-based payment expenses	35,861,000	8,162,000	3,056,000
Income tax credit	(9,405,000)	(13,267,000)	(22,258,000)
Working capital adjustments:
(Increase) / decrease in trade and other receivables	(5,147,000)	(532,000)	1,828,000
Increase / (decrease) in trade and other payables	9,469,000	(3,774,000)	9,946,000
Movement in provisions and other charges	(150,000)	(41,000)	71,000
Decrease in deferred liabilities	(21,128,000)	(24,497,000)	(21,866,000)
Cash used in operations	(108,494,000)	(101,549,000)	(116,383,000)
Net taxation received	12,384,000	40,299,000	13,482,000
Net cash used in operating activities	(96,110,000)	(61,250,000)	(102,901,000)
Cash flows from investing activities
Bank interest received on cash and cash equivalents	15,000	676,000	1,525,000
Proceeds from sale of property, plant and equipment	77,000	675,000	82,000
Purchase of property, plant and equipment	(1,008,000)	(3,074,000)	(4,078,000)
Purchase of intangible assets	0	0	(198,000)
Proceeds from investment in sub-leases	549,000	378,000	57,000
Leasehold incentive	0	2,488,000	0
Net cash flows (used in) from investing activities	(367,000)	1,143,000	(2,612,000)
Cash flows from financing activities
Gross proceeds from issue of share capital	226,528,000	83,218,000	59,874,000
Costs from issue of share capital	(15,543,000)	(176,000)	(738,000)
Proceeds from exercise of share options	952,000	73,000	27,000
Non-current interest-bearing loan received	0	37,543,000	0
Interest paid on non-current interest-bearing loan	(4,147,000)	(291,000)	0
Repayment of lease liabilities	(3,159,000)	(4,426,000)	(4,036,000)
Net cash flows from financing activities	204,631,000	115,941,000	55,127,000
Increase / (decrease) in net cash and cash equivalents	108,154,000	55,834,000	(50,386,000)
Net foreign exchange difference on cash held	16,000	(84,000)	(33,000)
Cash and cash equivalents at beginning of the year	129,716,000	73,966,000	124,385,000
Cash and cash equivalents at end of the year	£ 237,886,000	£ 129,716,000	£ 73,966,000